GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of goodwill [text block] [Abstract]
Disclosure of reconciliation of changes in goodwill [text block]
	2017	2016
	£m	£m
At 1 January	2,016	2,016
Acquisition of businesses (note 22)	302	–
Impairment charged to the income statement (note 11)	(8)	–
At 31 December	2,310	2,016
Cost[1]	2,664	2,362
Accumulated impairment losses	(354)	(346)
At 31 December	2,310	2,016
1	For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.